Stock Options (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Options Granted and Outstanding

A summary of options granted and outstanding is presented below.

	June 30, 2023
	Options	Weighted Average Exercise Price
Outstanding at Beginning of year	1,358,122	$4.37
Granted	1,025,000	1.37
Forfeited	(25,714)	1.75
Outstanding at end of period	2,357,408	$3.08

Exercisable at end of period	1,665,378	$3.63

A summary of options granted and outstanding is presented below.

	2022		2021
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding at Beginning of year	1,137,479	$5.18	792,857	$3.64
Granted	367,500	1.63	511,764	7.00
Cancelled	(3,571)	(4.38)	(21,875)	(4.38)
Forfeited	(143,286)	$(3.77)	(145,157)	$(2.57)

Outstanding at end of year	1,358,122	$4.37	1,137,479	$5.18

Exercisable at end of year	1,132,861	$4.59	825,847	$5.38

Schedule of Information about Options Outstanding

The following table summarizes information about options outstanding at June 30, 2023:

Exercise Prices	Shares Outstanding	Weighted Average Remaining Contractual Life	Shares Exercisable

$1.21	307,500	4.42	233,719
$1.30	50,000	4.71	18,750
$1.37	975,000	4.67	437,032
$1.39	10,000	4.17	10,000
$1.75	42,857	2.75	42,857
$2.80	141,429	1.00	141,429
$4.25	50,000	4.00	50,000
$4.38	244,286	1.75	244,286
$7.00	536,336	2.50	477,305

The following table summarizes information about options outstanding at December 31, 2022:

Exercise Prices	Options Outstanding	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life	Options Exercisable	Aggregate Intrinsic Value on Exercisable Shares

$1.21	307,500	-	4.42	168,551	$-
$1.39	10,000	-	4.67	10,000	$-
$1.75	68,571	-	.25	68,571	$-
$2.80	141,429	-	.50	141,429	$-
$4.25	50,000	-	4.50	37,500	$-
$4.38	244,286	-	2.25	244,286	$-
$7.00	536,336	-	3.00	462,524	$-

Schedule of Fair Value of Stock Option Awards

The fair value of stock option awards accounted for under ASC 718 was estimated at the date of grant using a Black-Scholes option-pricing model with the following assumptions for the options granted during the six months ended June 30, 2023.

Expected term (years)	2.88 to 3.25
Expected volatility	75.40% to 89.93%
Risk-free interest rate	3.71% to 4.27%
Dividend rate	0%

The fair value of stock option awards accounted for under ASC 718 was estimated at the date of grant using a Black-Scholes option-pricing model with the following assumptions:

	Year Ended December 31, 2022	Year Ended December 31, 2021
Expected term (years)	2.50 to 3.00	2.50 to 3.25
Expected volatility	100.81% to 110.74%	97.26% to 116.06%
Risk-free interest rate	2.90% to 3.47%	0.18% - .81%
Dividend rate	0%	0%